Sale of Assets (Details) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) vessel	Dec. 31, 2019 vessel
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss			$ 0.7
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel			3		3
Number of Vessels Held for Sale | vessel						2
Gain (Loss) on sale of vessels					$ 0.1
Suezmaxes Tankers Three [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of vessels					$ 2.7
Suezmax Tanker Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of vessels			$ 0.5	$ (0.5)
Ship To Ship Transfer Business [Member] | Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of ship-to-ship transfer business			3.1
Sale of ship-to-ship transfer business		$ 14.3	27.1
Adjustment for final amounts of cash and other working capital on closing date			$ 1.1
Ship To Ship Transfer Business [Member] | Subsequent Event [Member] | Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Sale of ship-to-ship transfer business	$ 12.7